CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,187,981	$ 424,271
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	725,365	331,198
Bad debt expense	110,135	82,932
Issuance of common shares for services	35,690	0
Changes in operating assets and liabilities:
Accounts receivable	5,486,362	(4,537,685)
Other receivables	(932,398)	(680,699)
Advances to suppliers	(5,431,961)	(2,733,568)
Inventories	1,245,223	(1,588,929)
Costs and estimated earnings in excess of billings	(1,723,283)	(368,950)
Prepaid expense - Short-term	0	(96,154)
Accounts payables and accrued expenses	6,700,102	3,065,632
Other payables	157,800	65,520
Unearned lease income	(748,333)	748,333
Advances from customers	4,140,631	693,352
Taxes payable	(459,286)	(176,534)
Billings in excess of costs and estimated earnings	(896,649)	873,434
Total adjustments	8,409,398	(4,322,118)
Net cash provided by operating activities	9,597,379	(3,897,847)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by acquisition	0	6,910,534
Purchase of property, plant and equipment	(12,105,921)	(1,778,721)
Prepaid expense - Long-term	101,438
Net cash provided by investing activities	(12,004,483)	5,131,813
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of short-term loans	(1,510,000)	(732,250)
Proceeds from short-term loans	3,491,620	1,510,000
Proceeds from Long-term loans	1,587,100
Restricted cash	344,002	(733,781)
Due from related parties	6,154	(20,273)
Due to related parties	53,972	0
Net cash provided by financing activities	3,972,848	23,696
NET INCREASE IN CASH	1,565,745	1,257,662
EFFECT OF EXCHANGE RATE CHANGES ON CASH	893,336	234,771
CASH, BEGINNING OF YEAR	2,167,718	675,286
CASH, END OF YEAR	4,626,799	2,167,718
SUPPLEMENTAL DISCLOSURES:
Interest paid	219,621	68,571
Income tax paid	$ 427,370	$ 25,752